STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Income (loss) from operations
Formation and operating expenses	$ 698,927		$ 362,596	$ 499,429	$ 493,675	$ 1,223,029	$ 993,103	$ 1,355,699	$ 383,077		$ 1,736,604
Operating loss	(698,927)		(362,596)	(499,429)	(493,675)	(1,223,029)	(993,103)	(1,355,699)	(383,077)		(1,736,604)
Interest income - investments held in Trust Account	2,482,403			373,148		5,511,344	399,913		1,183		4,060,596
Other income	2,482,403			373,148		5,511,344	399,913		1,183		4,060,596
Income (loss) before income tax	1,783,476		394,227	(126,281)		4,288,315	(593,189)	(198,962)	(381,894)		2,323,992
Income tax expense	(513,156)			(29,860)		(1,138,734)	(29,860)		0		(773,259)
Net income (loss)	1,270,320	$ 1,879,261	$ 247,619	(156,141)	$ (466,910)	3,149,581	(623,050)	$ (375,430)	(381,894)		1,550,733
Class A Common Stock [Member]
Income (loss) from operations
Net income (loss)	$ 915,959			$ (124,913)		$ 2,415,156	$ (498,440)		$ (120,559)		$ 1,240,586
Weighted average shares outstanding, basic (in shares)	17,835,276			27,600,000		22,690,664	27,600,000		2,810,182		27,600,000
Weighted average shares outstanding, diluted (in shares)	17,835,276			27,600,000		22,690,664	27,600,000		2,810,182		27,600,000
Basic net income (loss) per common share (in dollars per share)	$ 0.05		$ 0.01	$ 0	$ (0.01)	$ 0.11	$ (0.02)	$ (0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per common share (in dollars per share)	$ 0.05		0.01	$ 0	(0.01)	$ 0.11	$ (0.02)	(0.01)	$ (0.04)		$ 0.05
Class B Common Stock [Member]
Income (loss) from operations
Net income (loss)	$ 354,361			$ (31,228)		$ 734,425	$ (124,610)		$ (261,335)		$ 310,147
Weighted average shares outstanding, basic (in shares)	6,900,000			6,900,000		6,900,000	6,900,000		6,091,636	[1]	6,900,000	[1]
Weighted average shares outstanding, diluted (in shares)	6,900,000			6,900,000		6,900,000	6,900,000		6,091,636	[1]	6,900,000	[1]
Basic net income (loss) per common share (in dollars per share)	$ 0.05		0.01	$ 0	(0.01)	$ 0.11	$ (0.02)	(0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per common share (in dollars per share)	$ 0.05		$ 0.01	$ 0	$ (0.01)	$ 0.11	$ (0.02)	$ (0.01)	$ (0.04)		$ 0.05

[1]	On November 30, 2021, the Company effected a 1.2:1 stock split for each outstanding share of Class B Common Stock, resulting in the Sponsor holding an aggregate number of 6,900,000 Founder Shares. All share amounts retroactively restated to account for the share split as discussed in Note 5.